Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair value measurements
Schedule of assets measured at fair value on a non-recurring basis
	Fair Value Measurement at Reporting Date Using
	Year Ended December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
		USD	USD	USD
Acquired intangible assets-upfront licensing fees	$—	$—	$—	$—	$1,046,173
Investment in equity investees—Chuangyou	82,466	—	—	82,466	370,407
Total					$1,416,580